RELATED PARTY TRANSACTIONS - Due from related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party receivables	$ 12,276	$ 11,676
SFL
Related Party Transaction [Line Items]
Related party receivables	3,884	3,886
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party receivables	1,117	1,546
Archer Limited
Related Party Transaction [Line Items]
Related party receivables	39	30
Alta Trading UK Limited
Related Party Transaction [Line Items]
Related party receivables	81	280
Golden Ocean
Related Party Transaction [Line Items]
Related party receivables	5,303	3,376
Seadrill Limited
Related Party Transaction [Line Items]
Related party receivables	0	625
Flex LNG Ltd
Related Party Transaction [Line Items]
Related party receivables	335	425
Avance Gas
Related Party Transaction [Line Items]
Related party receivables	739	737
TFG Marine
Related Party Transaction [Line Items]
Related party receivables	208	199
Front Ocean Management
Related Party Transaction [Line Items]
Related party receivables	478	402
Other related parties
Related Party Transaction [Line Items]
Related party receivables	$ 92	$ 170